Significant Accounting Judgements and Estimates - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Jan. 01, 2023	[1]
Disclosure of changes in accounting estimates [line items]
Provisions	€ 99,149	€ 32,719	[1]		€ 7,339
Warrant compensation cost	19,700	28,800		€ 55,200
Revenue	363,641	266,718		€ 51,174
Derivative liabilities	150,670	143,296
Carrying amount of royalty funding liabilities	305,400	138,400
Adjustment to Prior Periods Estimates and Assumptions [Member]
Disclosure of changes in accounting estimates [line items]
Revenue	4,700
Sales Deductions And Product Returns In U.S. Market [Member]
Disclosure of changes in accounting estimates [line items]
Provisions	€ 99,100	€ 32,700

[1]	Restatement relates to adoption of amendments to IAS 1, “Presentation of Financial Statements.” Refer to Note 2 for further details.